Supplemental BS Info (Notes)	12 Months Ended
Dec. 31, 2016
Offsetting [Abstract]
Additional Financial Information Disclosure [Text Block]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS AND STATEMENTS OF OPERATIONS INFORMATION
The following table summarizes the Company's other income (expense), net for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Interest income	$1,808	$863	$618
Interest expense	(15,912)	(2,789)	(1,026)
Impairments of investments	—	—	(2,036)
Gain (loss) on equity method investments	—	—	(459)
Gains (losses), net on changes in fair value of investments	(48,141)	(2,943)	—
Foreign currency gains (losses), net (1)	(6,927)	(20,701)	(28,785)
Other	(2,117)	(16)	33
Other income (expense), net	$(71,289)	$(25,586)	$(31,655)

(1)
Foreign currency gains (losses), net for the year ended December 31, 2016 includes $0.1 million of net cumulative translation losses that were reclassified to earnings as a result of the Company's exit from certain countries as part of its restructuring plan. Foreign currency gains (losses), net for the year ended December 31, 2015 includes a $4.4 million cumulative translation loss from the Company's legacy business in the Republic of Korea that was reclassified to earnings as a result of the Ticket Monster disposition, partially offset by a $3.7 million net cumulative translation gain that was reclassified to earnings as a result of the Company's exit from certain countries as part of its restructuring plan. Refer to Note 13, Restructuring for additional information.

The following table summarizes the Company's prepaid expenses and other current assets as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Finished goods inventories	31,042	36,904
Prepaid expenses	34,132	32,934
Income taxes receivable	11,495	29,039
Value-added tax receivable	5,965	13,628
Other	11,807	15,060
Total prepaid expenses and other current assets	$94,441	$127,565

The following table summarizes the Company's accrued merchant and supplier payables as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Accrued merchant payables	$428,187	$440,967
Accrued supplier payables (1)	342,805	296,536
Total accrued merchant and supplier payables	$770,992	$737,503

(1)	Amounts include payables to suppliers of inventories and providers of shipping and fulfillment services.
The following table summarizes the Company's accrued expenses and other current liabilities as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Refunds reserve	33,104	34,520
Compensation and benefits	55,590	44,704
Customer credits	42,003	30,209
Restructuring-related liabilities	16,395	11,069
Income taxes payable	10,847	12,843
Deferred revenue	35,890	39,397
Current portion of capital lease obligations	28,889	26,776
Other (1)	143,738	184,283
Total accrued expenses and other current liabilities	$366,456	$383,801

(1)
As of December 31, 2015, Other included a $45.0 million liability for the Company's securities litigation matter. Final court approval of the settlement for that matter was granted on July 13, 2016 and the Company's settlement obligation was satisfied during the year ended December 31, 2016. See Note 10, Commitments and Contingencies, for additional information.

The following table summarizes the Company's other non-current liabilities as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Long-term tax liabilities	$41,611	$46,363
Capital lease obligations	19,719	30,943
Other	38,298	35,740
Total other non-current liabilities	$99,628	$113,046

The following table summarizes the activity for the components of accumulated other comprehensive income (loss), net of tax, for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Foreign currency translation adjustments	Unrealized gain (loss) on available-for-sale securities	Pension adjustments	Total
Balance at December 31, 2013	$24,952	$(122)	$—	$24,830
Other comprehensive income (loss) before reclassification adjustments	11,812	(210)	(1,500)	10,102
Reclassification adjustment included in net income (loss)	—	831	—	831
Other comprehensive income (loss)	11,812	621	(1,500)	10,933
Balance as of December 31, 2014	36,764	499	(1,500)	35,763
Other comprehensive income (loss) before reclassification adjustments	3,376	(41)	(113)	3,222
Reclassification adjustment included in net income (loss)	12,121	—	100	12,221
Other comprehensive income (loss)	15,497	(41)	(13)	15,443
Balance as of December 31, 2015	52,261	458	(1,513)	51,206
Other comprehensive income (loss) before reclassification adjustments	6,579	(70)	830	7,339
Reclassification adjustments included in net income (loss)	(591)	—	98	(493)
Other comprehensive income (loss)	5,988	(70)	928	6,846
Balance as of December 31, 2016	$58,249	$388	$(585)	$58,052
The effects of amounts reclassified from accumulated other comprehensive income (loss) to net loss for the years ended December 31, 2016, 2015 and 2014 are presented within the following line items in the consolidated statements of operations (in thousands):

	Year Ended December 31,			Consolidated Statements of Operations Line Item
	2016	2015	2014
Foreign currency translation adjustments
Loss (gain) on dispositions - continuing operations	$(7,468)	$(906)	$—	Gains on business dispositions
Loss (gain) on country exits - continuing operations	(55)	714	—	Other income (expense), net
Loss (gain) on disposition - discontinued operations	6,932	12,313	—	Income (loss) from discontinued operations, net of tax
Reclassification adjustments	(591)	12,121	—
Unrealized gain (loss) on available-for-sale securities
Other-than-temporary impairment of available-for-sale security	—	—	1,340	Other income (expense), net
Less: Tax effect	—	—	(509)	Provision (benefit) for income taxes
Reclassification adjustment	—	—	831
Pension adjustments
Amortization of net actuarial loss (gain)	116	119	—	Selling, general and administrative
Less: Tax effect	(18)	(19)	—	Provision (benefit) for income taxes
Reclassification adjustment	98	100	—
Total reclassification adjustments	$(493)	$12,221	$831